Investment - Schedule of Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment - Schedule of Investment (Details) [Line Items]
Balance, beginning of period	$ 850,685	$ 806,000
Payments received		(6,000)
Fair value adjustment	50,159	50,685
Balance, end of period	$ 900,844	$ 850,685